Institutional Shares and Investor Shares | Congressional Effect Fund
Summary
Investment Objective. The investment objective of the Congressional Effect Fund (the “Fund”) is capital appreciation and income.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ceffunds_InstitutionalInvestorMember Congressional Effect Fund	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ceffunds_InstitutionalInvestorMember Congressional Effect Fund		Institutional Shares	Investor Shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		none	0.25%
Acquired Fund Fees and Expenses		0.11%	0.11%
Other Expenses		2.62%	2.13%
Total Annual Fund Operating Expenses		3.73%	3.49%
Fee Waiver and/or Expense Reimbursement	[1]	(2.12%)	(1.63%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	1.61%	1.86%
[1]	Congressional Effect Management, LLC (the "Adviser") has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 1.50%. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.50% expense limitation. The current contractual agreement cannot be terminated prior to October 1, 2012 without the Board of Trustees' approval.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until October 1, 2012.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example ceffunds_InstitutionalInvestorMember Congressional Effect Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	164	945	1,746	3,839
Investor Shares	189	920	1,673	3,657

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 820% of the average value of its portfolio.

Principal Investment Strategy of the Fund.  The Fund’s principal investment strategy is generally designed to invest in the S&P 500 on days when Congress is “out of session” (not meeting) and to invest in interest-bearing domestic securities or to otherwise be out of the stock market when Congress is “in session” (meeting).  The Adviser believes that the Fund’s investment methodology minimizes investment exposure and risk when Congress is in session, while fully investing in the S&P 500 when Congress is out of session.   Since the Fund generally will not be exposed to the U.S. stock market when Congress is in session, the Fund may not be able to achieve its goal of capital appreciation during these periods. Additionally, because the Fund’s investment strategy involves movements of a substantial portion of the portfolio in and out of the stock market, the Fund’s portfolio turnover rate is substantial.

When Congress is in session, the Fund’s goal is for 90% or more of its assets to be out of the U.S. stock market.  Accordingly, when Congress is in session the Fund will generally invest 90% or more of its assets in interest-bearing instruments, including, without limitation, treasury bills, other U.S. government obligations and bonds, collateralized repurchase contracts, money market instruments and money market funds (collectively, “Cash and Cash Equivalents”), or take other appropriate steps to ensure that 90% or more of the Fund’s assets effectively avoid U.S. stock market exposure. For example, if the Fund holds long positions in the S&P 500 index when Congress goes in session, the Fund may convert these positions to Cash and Cash Equivalents by selling them or may enter into offsetting short positions in the S&P 500 index to avoid market exposure.

When Congress is not in session, the Adviser may invest the Fund in one or more types of S&P 500 index futures contracts in order to approximate the performance of the S&P 500; however, in these cases the Fund will typically remain invested in Cash and Cash Equivalents with 90% or more of its assets, in part, in order to collateralize its futures contracts positions.  Accordingly, the Fund will seek to generate capital appreciation from its investments in S&P 500 futures contracts and income from Cash and Cash Equivalents when Congress is not in session.  There is no limit on the amount of the Fund’s assets that may be invested in futures contracts.

Notwithstanding the foregoing, the Fund may also invest 90% or more of its assets in S&P 500 exchange-traded funds (ETFs) or index mutual funds, or may take any other investment approach with such assets to approximate the performance of the S&P 500 when Congress is out of session.

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following additional risks:

·	Market Risk: Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets.

·	Management Style Risks: The Adviser’s investment strategy may be ineffective or otherwise not produce expected results, either for short or long-term periods. Therefore, there is no guarantee that the Fund’s management style will produce desired results, and the Fund may lose money.

·	Risks Related to Determining Whether Congress is in Session: The Adviser may not be able to make an accurate determination as to whether or not Congress is in session or intends to be in session at all times due to difficulties in obtaining legislative schedules and unexpected or unannounced changes in such schedules. Because implementing the Fund’s investment strategy substantially depends on accurately determining when Congress is in session and being able to complete trades for market participation or divestment in advance of the next trading day, inaccurate or late-arriving information about whether or not Congress is in session could adversely affect the Fund’s ability to comply with its strategy and negatively impact the performance of the Fund.

·	Risks Related to Using Derivative Instruments: The Fund may invest in derivatives such as futures contracts, option contracts, and other derivatives contracts in order to participate in the performance of the S&P 500. Derivative instruments involve risks different from direct investments in their underlying securities, especially regarding potential illiquidity, risk of counterparty failure and risk of imperfect correlation between the derivative instrument and its underlying asset. Realization of any of these risks could cause the Fund to lose value.

·	Futures Risk: There are significant risks associated with the Fund’s use of futures contracts, including the Adviser's ability to predict movements in the prices of individual securities.

·	Leverage Risk: Certain types of the Fund’s investments (e.g. futures) may involve the use of leverage, so the Fund may employ leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of a securities portfolio and make it more volatile.

·	Risks Related to Investing in Other Funds: The Fund’s investment strategy involves, among other things, investments that track the S&P 500. To the extent that these or other Fund investments are in ETFs or other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

·	Sector Risks: The Fund may invest assets in securities of a particular sector that the Adviser believes may be positively or negatively affected by market responses to Congressional activity or anticipated Congressional activity. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

·	Small and Mid-Cap Company Risk: The Fund may invest the Fund’s assets in securities of particular companies that the Adviser believes may be positively or negatively affected by market responses to Congressional activity or anticipated Congressional activity, which may include stocks of small and mid-cap size companies that have more risks than larger companies. In general, smaller companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. Due to these and other factors, smaller companies may be more susceptible to market downturns, and their stock prices may be more volatile.

·	Tax-Related Risks: Because the Fund’s investment strategy involves movements of a substantial portion of the Fund’s portfolio in and out of the market, the Fund is not a tax-efficient fund. To the extent capital gains generated by the Fund are characterized as short term capital gains, they will be taxed as ordinary income. Accordingly, shareholders with taxable accounts are subject to the risk of substantial tax consequences from their investment.

·	Market Timing Risk: Because the Fund generally only expects to achieve capital appreciation during periods when Congress is out of session, the Fund may be susceptible to market timers who attempt to invest in the Fund immediately before Congress is in recess, and divest from the Fund immediately before Congress convenes. Such market timing could present risks for other shareholders with long-term interests in the Fund, which may include, among other things, increased brokerage and administrative costs and an increase in costs to shareholders due to a decrease in the Fund’s asset base.

·	Fixed Income Risks: There are risks associated with the potential investment of a Fund’s assets in fixed income investments (including, without limitation, Cash and Cash Equivalents), which include credit risk, interest risk, maturity risk and investment-grade securities risk.

·	Interest Rate Risk: Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates.

Performance.  The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index.  The performance information presented is the performance of Investor Shares only.  Institutional Shares would have substantially similar annual returns as Investor Shares because (i) both classes of shares are invested in the same portfolio of securities and (ii) the annual returns would differ only to the extent that Investor Shares and Institutional Shares do not have the same expenses.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at http://www.congressionaleffectfund.com or by calling the Fund at 888-553-4233.

Calendar Year Returns Investor Shares

Quarterly Returns During This Time Period

Highest	6.87% (quarter ended March 31, 2010)

Lowest	-4.52% (quarter ended March 31, 2009)

Year to Date	0.40% (quarter ended March 31, 2011)

Average Annual Total Returns - (For the Period Ended December 31, 2010)
Average Annual Total Returns ceffunds_InstitutionalInvestorMember Congressional Effect Fund		1 Year	Since Inception	Inception Date
Institutional Shares	[1]		3.62%	Sep 16, 2010
Investor Shares	[2]	15.20%	2.89%	May 23, 2008
Investor Shares - After taxes on distributions		14.16%	2.47%	May 23, 2008
Investor Shares - After taxes on distributions and sale of shares		11.27%	2.43%	May 23, 2008
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		15.06%	(1.65%)	May 23, 2008
[1]	The Congressional Effect Fund Institutional Class commenced operations on September 16, 2010
[2]	The Congressional Effect Fund Investor Class commenced operations on May 23, 2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.  After-tax returns are shown only for Investor Shares and after-tax returns for other classes will vary.

Service Shares | Congressional Effect Fund
Summary
Investment Objective. The investment objective of the Congressional Effect Fund (the “Fund”) is capital appreciation and income.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	ceffunds_ServiceMember Congressional Effect Fund Service Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ceffunds_ServiceMember Congressional Effect Fund Service Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		1.00%
Acquired Fund Fees and Expenses		0.11%
Other Expenses		2.70%
Total Annual Fund Operating Expenses		4.81%
Fee Waiver and/or Expense Reimbursement	[1]	(2.20%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	2.61%
[1]	Congressional Effect Management, LLC (the "Adviser") has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 1.50%. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.50% expense limitation. The current contractual agreement cannot be terminated prior to October 1, 2012 without the Board of Trustees' approval.

Example. This Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest  $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until October 1, 2012.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
ceffunds_ServiceMember Congressional Effect Fund Service Shares	264	1,251	2,242	4,735

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 820% of the average value of its portfolio.

Principal Investment Strategy of the Fund.  The Fund’s principal investment strategy is generally designed to invest in the S&P 500 on days when Congress is “out of session” (not meeting) and to invest in interest-bearing domestic securities or to otherwise be out of the stock market when Congress is “in session” (meeting).  The Adviser believes that the Fund’s investment methodology minimizes investment exposure and risk when Congress is in session, while fully investing in the S&P 500 when Congress is out of session.   Since the Fund generally will not be exposed to the U.S. stock market when Congress is in session, the Fund may not be able to achieve its goal of capital appreciation during these periods. Additionally, because the Fund’s investment strategy involves movements of a substantial portion of the portfolio in and out of the stock market, the Fund’s portfolio turnover rate is substantial.

When Congress is in session, the Fund’s goal is for 90% or more of its assets to be out of the U.S. stock market.  Accordingly, when Congress is in session the Fund will generally invest 90% or more of its assets in interest-bearing instruments, including, without limitation, treasury bills, other U.S. government obligations and bonds, collateralized repurchase contracts, money market instruments and money market funds (collectively, “Cash and Cash Equivalents”), or take other appropriate steps to ensure that 90% or more of the Fund’s assets effectively avoid U.S. stock market exposure. For example, if the Fund holds long positions in the S&P 500 index when Congress goes in session, the Fund may convert these positions to Cash and Cash Equivalents by selling them or may enter into offsetting short positions in the S&P 500 index to avoid market exposure.

When Congress is not in session, the Adviser may invest the Fund in one or more types of S&P 500 index futures contracts in order to approximate the performance of the S&P 500; however, in these cases the Fund will typically remain invested in Cash and Cash Equivalents with 90% or more of its assets, in part, in order to collateralize its futures contracts positions.  Accordingly, the Fund will seek to generate capital appreciation from its investments in S&P 500 futures contracts and income from Cash and Cash Equivalents when Congress is not in session.  There is no limit on the amount of the Fund’s assets that may be invested in futures contracts.

Notwithstanding the foregoing, the Fund may also invest 90% or more of its assets in S&P 500 exchange-traded funds (ETFs) or index mutual funds, or may take any other investment approach with such assets to approximate the performance of the S&P 500 when Congress is out of session.

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following additional risks:

·	Market Risk: Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets.

·	Management Style Risks: The Adviser’s investment strategy may be ineffective or otherwise not produce expected results, either for short or long-term periods. Therefore, there is no guarantee that the Fund’s management style will produce desired results, and the Fund may lose money.

·	Risks Related to Determining Whether Congress is in Session: The Adviser may not be able to make an accurate determination as to whether or not Congress is in session or intends to be in session at all times due to difficulties in obtaining legislative schedules and unexpected or unannounced changes in such schedules. Because implementing the Fund’s investment strategy substantially depends on accurately determining when Congress is in session and being able to complete trades for market participation or divestment in advance of the next trading day, inaccurate or late-arriving information about whether or not Congress is in session could adversely affect the Fund’s ability to comply with its strategy and negatively impact the performance of the Fund.

·	Risks Related to Using Derivative Instruments: The Fund may invest in derivatives such as futures contracts, option contracts, and other derivatives contracts in order to participate in the performance of the S&P 500. Derivative instruments involve risks different from direct investments in their underlying securities, especially regarding potential illiquidity, risk of counterparty failure and risk of imperfect correlation between the derivative instrument and its underlying asset. Realization of any of these risks could cause the Fund to lose value.

·	Futures Risk: There are significant risks associated with the Fund’s use of futures contracts, including the Adviser's ability to predict movements in the prices of individual securities.

·	Leverage Risk: Certain types of the Fund’s investments (e.g. futures) may involve the use of leverage, so the Fund may employ leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of a securities portfolio and make it more volatile.

·	Risks Related to Investing in Other Funds: The Fund’s investment strategy involves, among other things, investments that track the S&P 500. To the extent that these or other Fund investments are in ETFs or other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

·	Sector Risks: The Fund may invest assets in securities of a particular sector that the Adviser believes may be positively or negatively affected by market responses to Congressional activity or anticipated Congressional activity. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

·	Small and Mid-Cap Company Risk: The Fund may invest the Fund’s assets in securities of particular companies that the Adviser believes may be positively or negatively affected by market responses to Congressional activity or anticipated Congressional activity, which may include stocks of small and mid-cap size companies that have more risks than larger companies. In general, smaller companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. Due to these and other factors, smaller companies may be more susceptible to market downturns, and their stock prices may be more volatile.

·	Tax-Related Risks: Because the Fund’s investment strategy involves movements of a substantial portion of the Fund’s portfolio in and out of the market, the Fund is not a tax-efficient fund. To the extent capital gains generated by the Fund are characterized as short term capital gains, they will be taxed as ordinary income. Accordingly, shareholders with taxable accounts are subject to the risk of substantial tax consequences from their investment.

·	Market Timing Risk: Because the Fund generally only expects to achieve capital appreciation during periods when Congress is out of session, the Fund may be susceptible to market timers who attempt to invest in the Fund immediately before Congress is in recess, and divest from the Fund immediately before Congress convenes. Such market timing could present risks for other shareholders with long-term interests in the Fund, which may include, among other things, increased brokerage and administrative costs and an increase in costs to shareholders due to a decrease in the Fund’s asset base.

·	Fixed Income Risks: There are risks associated with the potential investment of a Fund’s assets in fixed income investments (including, without limitation, Cash and Cash Equivalents), which include credit risk, interest risk, maturity risk and investment-grade securities risk.

·	Interest Rate Risk: Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates.

Performance.  The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index.  The performance information presented is the performance of Investor Shares only.  Service Shares would have substantially similar annual returns as Investor Shares because (i) both classes of shares are invested in the same portfolio of securities and (ii) the annual returns would differ only to the extent that Investor Shares and Service Shares do not have the same expenses.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at http://www.congressionaleffectfund.com or by calling the Fund at 888-553-4233.

Calendar Year Returns Investor Shares

Quarterly Returns During This Time Period

Highest	6.87% (quarter ended March 31, 2010)

Lowest	-4.52% (quarter ended March 31, 2009)

Year to Date	0.40% (quarter ended March 31, 2011)

Average Annual Total Returns - (For the Period Ended December 31, 2010)
Average Annual Total Returns ceffunds_ServiceMember Congressional Effect Fund		1 Year	Since Inception	Inception Date
Investor Shares	[1]	15.20%	2.89%	May 23, 2008
Investor Shares - After taxes on distributions		14.16%	2.47%	May 23, 2008
Investor Shares - After taxes on distributions and sale of shares		11.27%	2.43%	May 23, 2008
Service Shares	[2]		(2.23%)	Nov 9, 2010
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		15.06%	(1.65%)	May 23, 2008
[1]	The Congressional Effect Fund Investor Class commenced operations on May 23, 2008
[2]	The Congressional Effect Fund Service Class commenced operations on November 9, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.  After-tax returns are shown only for Investor Shares and after-tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Congressional Effect Family of Funds
CIK	dei_EntityCentralIndexKey	0001423047
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Institutional Shares and Investor Shares | Congressional Effect Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Congressional Effect Fund (the “Fund”) is capital appreciation and income.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-01
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 820% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	820.00%
Example, heading	rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until October 1, 2012.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund.  The Fund’s principal investment strategy is generally designed to invest in the S&P 500 on days when Congress is “out of session” (not meeting) and to invest in interest-bearing domestic securities or to otherwise be out of the stock market when Congress is “in session” (meeting).  The Adviser believes that the Fund’s investment methodology minimizes investment exposure and risk when Congress is in session, while fully investing in the S&P 500 when Congress is out of session.   Since the Fund generally will not be exposed to the U.S. stock market when Congress is in session, the Fund may not be able to achieve its goal of capital appreciation during these periods. Additionally, because the Fund’s investment strategy involves movements of a substantial portion of the portfolio in and out of the stock market, the Fund’s portfolio turnover rate is substantial.

When Congress is in session, the Fund’s goal is for 90% or more of its assets to be out of the U.S. stock market.  Accordingly, when Congress is in session the Fund will generally invest 90% or more of its assets in interest-bearing instruments, including, without limitation, treasury bills, other U.S. government obligations and bonds, collateralized repurchase contracts, money market instruments and money market funds (collectively, “Cash and Cash Equivalents”), or take other appropriate steps to ensure that 90% or more of the Fund’s assets effectively avoid U.S. stock market exposure. For example, if the Fund holds long positions in the S&P 500 index when Congress goes in session, the Fund may convert these positions to Cash and Cash Equivalents by selling them or may enter into offsetting short positions in the S&P 500 index to avoid market exposure.

When Congress is not in session, the Adviser may invest the Fund in one or more types of S&P 500 index futures contracts in order to approximate the performance of the S&P 500; however, in these cases the Fund will typically remain invested in Cash and Cash Equivalents with 90% or more of its assets, in part, in order to collateralize its futures contracts positions.  Accordingly, the Fund will seek to generate capital appreciation from its investments in S&P 500 futures contracts and income from Cash and Cash Equivalents when Congress is not in session.  There is no limit on the amount of the Fund’s assets that may be invested in futures contracts.

Notwithstanding the foregoing, the Fund may also invest 90% or more of its assets in S&P 500 exchange-traded funds (ETFs) or index mutual funds, or may take any other investment approach with such assets to approximate the performance of the S&P 500 when Congress is out of session.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following additional risks:

·	Market Risk: Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets.

·	Management Style Risks: The Adviser’s investment strategy may be ineffective or otherwise not produce expected results, either for short or long-term periods. Therefore, there is no guarantee that the Fund’s management style will produce desired results, and the Fund may lose money.

·	Risks Related to Determining Whether Congress is in Session: The Adviser may not be able to make an accurate determination as to whether or not Congress is in session or intends to be in session at all times due to difficulties in obtaining legislative schedules and unexpected or unannounced changes in such schedules. Because implementing the Fund’s investment strategy substantially depends on accurately determining when Congress is in session and being able to complete trades for market participation or divestment in advance of the next trading day, inaccurate or late-arriving information about whether or not Congress is in session could adversely affect the Fund’s ability to comply with its strategy and negatively impact the performance of the Fund.

·	Risks Related to Using Derivative Instruments: The Fund may invest in derivatives such as futures contracts, option contracts, and other derivatives contracts in order to participate in the performance of the S&P 500. Derivative instruments involve risks different from direct investments in their underlying securities, especially regarding potential illiquidity, risk of counterparty failure and risk of imperfect correlation between the derivative instrument and its underlying asset. Realization of any of these risks could cause the Fund to lose value.

·	Futures Risk: There are significant risks associated with the Fund’s use of futures contracts, including the Adviser's ability to predict movements in the prices of individual securities.

·	Leverage Risk: Certain types of the Fund’s investments (e.g. futures) may involve the use of leverage, so the Fund may employ leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of a securities portfolio and make it more volatile.

·	Risks Related to Investing in Other Funds: The Fund’s investment strategy involves, among other things, investments that track the S&P 500. To the extent that these or other Fund investments are in ETFs or other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

·	Sector Risks: The Fund may invest assets in securities of a particular sector that the Adviser believes may be positively or negatively affected by market responses to Congressional activity or anticipated Congressional activity. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

·	Small and Mid-Cap Company Risk: The Fund may invest the Fund’s assets in securities of particular companies that the Adviser believes may be positively or negatively affected by market responses to Congressional activity or anticipated Congressional activity, which may include stocks of small and mid-cap size companies that have more risks than larger companies. In general, smaller companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. Due to these and other factors, smaller companies may be more susceptible to market downturns, and their stock prices may be more volatile.

·	Tax-Related Risks: Because the Fund’s investment strategy involves movements of a substantial portion of the Fund’s portfolio in and out of the market, the Fund is not a tax-efficient fund. To the extent capital gains generated by the Fund are characterized as short term capital gains, they will be taxed as ordinary income. Accordingly, shareholders with taxable accounts are subject to the risk of substantial tax consequences from their investment.

·	Market Timing Risk: Because the Fund generally only expects to achieve capital appreciation during periods when Congress is out of session, the Fund may be susceptible to market timers who attempt to invest in the Fund immediately before Congress is in recess, and divest from the Fund immediately before Congress convenes. Such market timing could present risks for other shareholders with long-term interests in the Fund, which may include, among other things, increased brokerage and administrative costs and an increase in costs to shareholders due to a decrease in the Fund’s asset base.

·	Fixed Income Risks: There are risks associated with the potential investment of a Fund’s assets in fixed income investments (including, without limitation, Cash and Cash Equivalents), which include credit risk, interest risk, maturity risk and investment-grade securities risk.

·	Interest Rate Risk: Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance.  The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index.  The performance information presented is the performance of Investor Shares only.  Institutional Shares would have substantially similar annual returns as Investor Shares because (i) both classes of shares are invested in the same portfolio of securities and (ii) the annual returns would differ only to the extent that Investor Shares and Institutional Shares do not have the same expenses.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at http://www.congressionaleffectfund.com or by calling the Fund at 888-553-4233.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Shares from year to year and by showing how the Fund's average annual returns for one year and since inception compare with those of a broad-based securities market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888-553-4233
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.congressionaleffectfund.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns Investor Shares
Bar Chart, Closing	rr_BarChartClosingTextBlock
Quarterly Returns During This Time Period

Highest	6.87% (quarter ended March 31, 2010)

Lowest	-4.52% (quarter ended March 31, 2009)

Year to Date	0.40% (quarter ended March 31, 2011)

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Year to Date Return	rr_BarChartYearToDateReturn	0.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.52%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns - (For the Period Ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Shares and after-tax returns for other classes will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.  After-tax returns are shown only for Investor Shares and after-tax returns for other classes will vary.

Institutional Shares and Investor Shares | Congressional Effect Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEFFX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	2.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.12%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.61%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	164
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	945
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,746
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,839
Since Inception	rr_AverageAnnualReturnSinceInception	3.62%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2010	[2]
Institutional Shares and Investor Shares | Congressional Effect Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEFIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	2.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.49%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.63%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.86%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	189
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	920
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,673
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,657
2009	rr_AnnualReturn2009	(4.41%)
2010	rr_AnnualReturn2010	15.20%
1 Year	rr_AverageAnnualReturnYear01	15.20%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2008	[3]
Institutional Shares and Investor Shares | Congressional Effect Fund | Investor Shares | - After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.16%
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2008
Institutional Shares and Investor Shares | Congressional Effect Fund | Investor Shares | - After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.27%
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2008
Institutional Shares and Investor Shares | Congressional Effect Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.65%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2008
Service Shares | Congressional Effect Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Congressional Effect Fund (the “Fund”) is capital appreciation and income.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-01
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 820% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	820.00%
Example, heading	rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest  $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until October 1, 2012.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund.  The Fund’s principal investment strategy is generally designed to invest in the S&P 500 on days when Congress is “out of session” (not meeting) and to invest in interest-bearing domestic securities or to otherwise be out of the stock market when Congress is “in session” (meeting).  The Adviser believes that the Fund’s investment methodology minimizes investment exposure and risk when Congress is in session, while fully investing in the S&P 500 when Congress is out of session.   Since the Fund generally will not be exposed to the U.S. stock market when Congress is in session, the Fund may not be able to achieve its goal of capital appreciation during these periods. Additionally, because the Fund’s investment strategy involves movements of a substantial portion of the portfolio in and out of the stock market, the Fund’s portfolio turnover rate is substantial.

When Congress is in session, the Fund’s goal is for 90% or more of its assets to be out of the U.S. stock market.  Accordingly, when Congress is in session the Fund will generally invest 90% or more of its assets in interest-bearing instruments, including, without limitation, treasury bills, other U.S. government obligations and bonds, collateralized repurchase contracts, money market instruments and money market funds (collectively, “Cash and Cash Equivalents”), or take other appropriate steps to ensure that 90% or more of the Fund’s assets effectively avoid U.S. stock market exposure. For example, if the Fund holds long positions in the S&P 500 index when Congress goes in session, the Fund may convert these positions to Cash and Cash Equivalents by selling them or may enter into offsetting short positions in the S&P 500 index to avoid market exposure.

When Congress is not in session, the Adviser may invest the Fund in one or more types of S&P 500 index futures contracts in order to approximate the performance of the S&P 500; however, in these cases the Fund will typically remain invested in Cash and Cash Equivalents with 90% or more of its assets, in part, in order to collateralize its futures contracts positions.  Accordingly, the Fund will seek to generate capital appreciation from its investments in S&P 500 futures contracts and income from Cash and Cash Equivalents when Congress is not in session.  There is no limit on the amount of the Fund’s assets that may be invested in futures contracts.

Notwithstanding the foregoing, the Fund may also invest 90% or more of its assets in S&P 500 exchange-traded funds (ETFs) or index mutual funds, or may take any other investment approach with such assets to approximate the performance of the S&P 500 when Congress is out of session.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following additional risks:

·	Market Risk: Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets.

·	Management Style Risks: The Adviser’s investment strategy may be ineffective or otherwise not produce expected results, either for short or long-term periods. Therefore, there is no guarantee that the Fund’s management style will produce desired results, and the Fund may lose money.

·	Risks Related to Determining Whether Congress is in Session: The Adviser may not be able to make an accurate determination as to whether or not Congress is in session or intends to be in session at all times due to difficulties in obtaining legislative schedules and unexpected or unannounced changes in such schedules. Because implementing the Fund’s investment strategy substantially depends on accurately determining when Congress is in session and being able to complete trades for market participation or divestment in advance of the next trading day, inaccurate or late-arriving information about whether or not Congress is in session could adversely affect the Fund’s ability to comply with its strategy and negatively impact the performance of the Fund.

·	Risks Related to Using Derivative Instruments: The Fund may invest in derivatives such as futures contracts, option contracts, and other derivatives contracts in order to participate in the performance of the S&P 500. Derivative instruments involve risks different from direct investments in their underlying securities, especially regarding potential illiquidity, risk of counterparty failure and risk of imperfect correlation between the derivative instrument and its underlying asset. Realization of any of these risks could cause the Fund to lose value.

·	Futures Risk: There are significant risks associated with the Fund’s use of futures contracts, including the Adviser's ability to predict movements in the prices of individual securities.

·	Leverage Risk: Certain types of the Fund’s investments (e.g. futures) may involve the use of leverage, so the Fund may employ leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of a securities portfolio and make it more volatile.

·	Risks Related to Investing in Other Funds: The Fund’s investment strategy involves, among other things, investments that track the S&P 500. To the extent that these or other Fund investments are in ETFs or other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

·	Sector Risks: The Fund may invest assets in securities of a particular sector that the Adviser believes may be positively or negatively affected by market responses to Congressional activity or anticipated Congressional activity. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

·	Small and Mid-Cap Company Risk: The Fund may invest the Fund’s assets in securities of particular companies that the Adviser believes may be positively or negatively affected by market responses to Congressional activity or anticipated Congressional activity, which may include stocks of small and mid-cap size companies that have more risks than larger companies. In general, smaller companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. Due to these and other factors, smaller companies may be more susceptible to market downturns, and their stock prices may be more volatile.

·	Tax-Related Risks: Because the Fund’s investment strategy involves movements of a substantial portion of the Fund’s portfolio in and out of the market, the Fund is not a tax-efficient fund. To the extent capital gains generated by the Fund are characterized as short term capital gains, they will be taxed as ordinary income. Accordingly, shareholders with taxable accounts are subject to the risk of substantial tax consequences from their investment.

·	Market Timing Risk: Because the Fund generally only expects to achieve capital appreciation during periods when Congress is out of session, the Fund may be susceptible to market timers who attempt to invest in the Fund immediately before Congress is in recess, and divest from the Fund immediately before Congress convenes. Such market timing could present risks for other shareholders with long-term interests in the Fund, which may include, among other things, increased brokerage and administrative costs and an increase in costs to shareholders due to a decrease in the Fund’s asset base.

·	Fixed Income Risks: There are risks associated with the potential investment of a Fund’s assets in fixed income investments (including, without limitation, Cash and Cash Equivalents), which include credit risk, interest risk, maturity risk and investment-grade securities risk.

·	Interest Rate Risk: Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance.  The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index.  The performance information presented is the performance of Investor Shares only.  Service Shares would have substantially similar annual returns as Investor Shares because (i) both classes of shares are invested in the same portfolio of securities and (ii) the annual returns would differ only to the extent that Investor Shares and Service Shares do not have the same expenses.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at http://www.congressionaleffectfund.com or by calling the Fund at 888-553-4233.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Shares from year to year and by showing how the Fund's average annual returns for one year and since inception compare with those of a broad-based securities market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888-553-4233
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.congressionaleffectfund.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns Investor Shares
Bar Chart, Closing	rr_BarChartClosingTextBlock
Quarterly Returns During This Time Period

Highest	6.87% (quarter ended March 31, 2010)

Lowest	-4.52% (quarter ended March 31, 2009)

Year to Date	0.40% (quarter ended March 31, 2011)

Bar Chart, Returns for Class Not Offered in Prospectus	rr_BarChartReturnsForClassNotOfferedInProspectus	The performance information presented is the performance of Investor Shares only. Service Shares would have substantially similar annual returns as Investor Shares because (i) both classes of shares are invested in the same portfolio of securities and (ii) the annual returns would differ only to the extent that Investor Shares and Service Shares do not have the same expenses.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Year to Date Return	rr_BarChartYearToDateReturn	0.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.52%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns - (For the Period Ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Shares and after-tax returns for other classes will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.  After-tax returns are shown only for Investor Shares and after-tax returns for other classes will vary.

Service Shares | Congressional Effect Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.20%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2008	[3]
Service Shares | Congressional Effect Fund | Investor Shares | - After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.16%
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2008
Service Shares | Congressional Effect Fund | Investor Shares | - After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.27%
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2008
Service Shares | Congressional Effect Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEFRX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	2.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.20%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.61%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	264
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,251
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,242
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	4,735
Since Inception	rr_AverageAnnualReturnSinceInception	(2.23%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 9, 2010	[4]
Service Shares | Congressional Effect Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.65%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2008

[1]	Congressional Effect Management, LLC (the "Adviser") has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 1.50%. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.50% expense limitation. The current contractual agreement cannot be terminated prior to October 1, 2012 without the Board of Trustees' approval.
[2]	The Congressional Effect Fund Institutional Class commenced operations on September 16, 2010
[3]	The Congressional Effect Fund Investor Class commenced operations on May 23, 2008
[4]	The Congressional Effect Fund Service Class commenced operations on November 9, 2010